Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

Deferred revenue and deferred charges as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Current deferred revenue	¥81,219	¥67,664
Long-term deferred revenue	72,214	75,657
Current deferred charges	11,481	12,913
Long-term deferred charges	72,214	75,657